Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Summary of fair value measurements on a recurring basis and the level of inputs
The Company’s financial assets and liabilities subject to fair value measurements on a recurring basis and the level of inputs used for such measurements were as follows (in thousands):

	Fair Value Measured as of December 31, 2021:
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market funds (1)	$123,690	$—	$—	$123,690
Commercial paper	—	125,335	—	125,335
US government and agency	—	150,000	—	150,000
Total cash equivalents	123,690	275,335		399,025
Short-term investments:
Commercial paper	—	78,272	—	78,272
Corporate notes and bonds	—	14,818	—	14,818
Municipal bonds		2,000		2,000
US government and agency	—	28,353	—	28,353
Total short-term investments	—	123,443	—	123,443
Long-term investments
Corporate notes and bonds	—	65,135	—	65,135
US government and agency	—	14,975	—	14,975
Total long-term investments	—	80,110	—	80,110
Total Assets	$123,690	$478,888	—	$602,578
Liabilities:
Public warrants	$33,962	$—	$—	$33,962

	Fair Value Measured as of December 31, 2020:
	Level 1	Level 2	Level 3	Total
Assets:
Cash and cash equivalents (1)	$36,120	$—	$—	$36,120

(1)	Includes money market funds associated with the Company’s overnight investment sweep account.

Summary of fair value measurements inputs
The expected life of the warrants was assumed to be equivalent to their remaining contractual term. The dividend rate was based on the historical rate, which the Company anticipates remaining at zero.
The following table provides quantitative information regarding Level 3 fair value measurement inputs for the private placement warrants as of the date the private placement warrants were exercised.

December 3, 2021
Exercise price	$11.50
Stock price	$18.78
Volatility	74.10%
Term	4.83
Risk-free rate	1.10%
Dividend yield	—%

Summary Of Fair Value of the Public and Private Placement Warrants	A rollforward of the fair value of the private placement warrants is as follows (in thousands):

Private placement warrants
Fair value as of December 31, 2020	$—
Assumed as part of the Business Combination	24,412
Change in valuation inputs	27,523
Exercise of private placement warrants	(51,935)

Fair Value as of December 31, 2021	$—